SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS (Details) - shares	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	49,952,465,080	32,362,953,501
Convertible Notes And Accrued Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	49,722,965,500	31,873,690,805
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	229,499,580	489,262,696